Financial Risk Management - Interest Rates Used by the Group for the Fair Value Measurement (Detail)	12 Months Ended
Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	3.84%
Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	18.12%
Derivatives instrument [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	2.18%
Derivatives instrument [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	6.25%
Long-term payables – other [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	3.72%
Long-term payables – other [member] | Top of range [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	3.85%